Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Document Type	6-K/A
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2020